10-K Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings (Deficit)
Beginning balance (in shares) at Dec. 31, 2021		24,000,000
Beginning balance at Dec. 31, 2021	$ 88,725	$ 240	$ 100,836	$ (714)	$ (11,637)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	11,256				11,256
Other comprehensive income (loss), net of tax	(15,975)			(15,975)
Capital contribution from parent	24,000		24,000
Capital distribution to parent	(25,000)		(25,000)
Stock-based compensation expense	$ 368		368
Ending balance (in shares) at Dec. 31, 2022	24,000,000	24,000,000
Ending balance at Dec. 31, 2022	$ 83,374	$ 240	100,204	(16,689)	(381)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,000				5,000
Other comprehensive income (loss), net of tax	3,164			3,164
Capital contribution from parent	18,000		18,000
Capital distribution to parent	0
Stock-based compensation expense	$ 109		109
Ending balance (in shares) at Mar. 31, 2023		24,000,000
Ending balance at Mar. 31, 2023		$ 240	118,313	(13,525)	4,619
Beginning balance (in shares) at Dec. 31, 2022	24,000,000	24,000,000
Beginning balance at Dec. 31, 2022	$ 83,374	$ 240	100,204	(16,689)	(381)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 11,555
Ending balance (in shares) at Jun. 30, 2023		24,000,000
Ending balance at Jun. 30, 2023		$ 240	131,470	(16,243)	11,174
Beginning balance (in shares) at Dec. 31, 2022	24,000,000	24,000,000
Beginning balance at Dec. 31, 2022	$ 83,374	$ 240	100,204	(16,689)	(381)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	25,047				25,047
Other comprehensive income (loss), net of tax	5,317			5,317
Capital contribution from parent	77,656		77,656
Capital distribution to parent	0
Stock-based compensation expense	$ 683		683
Ending balance (in shares) at Dec. 31, 2023	24,000,000	24,000,000
Ending balance at Dec. 31, 2023	$ 192,077	$ 240	178,543	(11,372)	24,666
Beginning balance (in shares) at Mar. 31, 2023		24,000,000
Beginning balance at Mar. 31, 2023		$ 240	118,313	(13,525)	4,619
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	6,555				6,555
Other comprehensive income (loss), net of tax	(2,718)			(2,718)
Capital contribution from parent	13,000		13,000
Capital distribution to parent	0
Stock-based compensation expense	$ 157		157
Ending balance (in shares) at Jun. 30, 2023		24,000,000
Ending balance at Jun. 30, 2023		$ 240	131,470	(16,243)	11,174
Beginning balance (in shares) at Dec. 31, 2023	24,000,000	24,000,000
Beginning balance at Dec. 31, 2023	$ 192,077	$ 240	178,543	(11,372)	24,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	7,012				7,012
Other comprehensive income (loss), net of tax	(916)			(916)
Capital contribution from parent	2,839		2,839
Capital distribution to parent	0
Stock-based compensation expense	$ 225		225
Ending balance (in shares) at Mar. 31, 2024		24,000,000
Ending balance at Mar. 31, 2024		$ 240	181,607	(12,288)	31,678
Beginning balance (in shares) at Dec. 31, 2023	24,000,000	24,000,000
Beginning balance at Dec. 31, 2023	$ 192,077	$ 240	178,543	(11,372)	24,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 12,545
Ending balance (in shares) at Jun. 30, 2024	32,658,823	32,658,823
Ending balance at Jun. 30, 2024	$ 339,865	$ 327	314,636	(12,309)	37,211
Beginning balance (in shares) at Mar. 31, 2024		24,000,000
Beginning balance at Mar. 31, 2024		$ 240	181,607	(12,288)	31,678
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,533				5,533
Other comprehensive income (loss), net of tax	(21)			(21)
Capital contribution from parent	0
Capital distribution to parent	$ 0
Stock-based compensation expense			1,801
Ending balance (in shares) at Jun. 30, 2024	32,658,823	32,658,823
Ending balance at Jun. 30, 2024	$ 339,865	$ 327	$ 314,636	$ (12,309)	$ 37,211